Segment Information (Segment Total Assets Relating To Segments) (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 5,396.4	$ 5,040.0
SB/RH [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	5,234.8	4,920.4
Operating Segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	4,507.6	4,645.6
Operating Segments [Member] | SB/RH [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	4,507.6	4,645.6
Operating Segments [Member] | Hardware & Home Improvement [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,640.7	1,698.3
Operating Segments [Member] | Hardware & Home Improvement [Member] | SB/RH [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,640.7	1,698.3
Operating Segments [Member] | Global Pet Supplies [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,367.6	1,397.5
Operating Segments [Member] | Global Pet Supplies [Member] | SB/RH [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,367.6	1,397.5
Operating Segments [Member] | Home and Garden [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	528.4	546.7
Operating Segments [Member] | Home and Garden [Member] | SB/RH [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	528.4	546.7
Operating Segments [Member] | Home And Personal Care [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	970.9	1,003.1
Operating Segments [Member] | Home And Personal Care [Member] | SB/RH [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	970.9	1,003.1
Corporate [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	888.8	394.4
Corporate [Member] | SB/RH [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 727.2	$ 274.8